Calvert
Growth Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited)

Mutual Funds — 95.4%(1)

Security	Shares	Value
Equity Funds — 85.4%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	400,388	$ 13,044,628
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	839,943	23,358,829
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,420,054	55,197,483
Calvert US Large-Cap Growth Responsible Index Fund, Class R6	392,546	19,588,061
Calvert US Large-Cap Value Responsible Index Fund, Class R6	1,150,852	32,419,501
Calvert US Mid-Cap Core Responsible Index Fund, Class R6	298,977	10,661,507
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	217,611	18,673,242
Calvert Focused Value Fund, Class R6	1,949,781	20,082,746
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,988,136	20,915,186
Calvert Emerging Markets Equity Fund, Class R6	780,925	12,744,702
Calvert International Equity Fund, Class R6	1,018,736	24,154,226
Calvert International Opportunities Fund, Class R6	1,182,699	19,348,952
Calvert Mid-Cap Fund, Class I	117,393	4,889,428
		$275,078,491
Income Funds — 10.0%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	503,135	$4,452,746
The Calvert Fund:
Calvert Core Bond Fund, Class I	797,862	12,598,244
Calvert High Yield Bond Fund, Class R6	376,415	8,781,754
Calvert Ultra-Short Duration Income Fund, Class R6	647,571	6,320,293
		$32,153,037
Total Mutual Funds (identified cost $272,607,899)		$307,231,528

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
0.25%, 2/15/50(2)(3)	$3,657	$ 2,561,196
0.625%, 7/15/32(2)	3,200	2,942,614
Total U.S. Treasury Obligations (identified cost $6,601,547)		$ 5,503,810

Short-Term Investments — 3.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(4)	9,746,120	$ 9,746,120
Total Short-Term Investments (identified cost $9,746,120)		$ 9,746,120
Total Investments — 100.1% (identified cost $288,955,566)		$322,481,458

Other Assets, Less Liabilities — (0.1)%	$ (235,524)
Net Assets — 100.0%	$322,245,934

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	15	Long	9/29/23	$1,606,406	$(36,675)
U.S. 10-Year Treasury Note	34	Long	9/20/23	3,817,031	(83,229)
U.S. Long Treasury Bond	6	Long	9/20/23	761,438	(530)
U.S. Ultra 10-Year Treasury Note	(1)	Short	9/20/23	(118,437)	1,248
U.S. Ultra-Long Treasury Bond	(5)	Short	9/20/23	(681,094)	(7,707)
					$(126,893)

Calvert
Growth Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

During the fiscal year to date ended June 30, 2023, the Fund used futures contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At June 30, 2023, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $316,977,648, which represents 98.4% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Core Bond Fund, Class I	$ —	$12,733,527	$ —	$ —	$ (135,283)	$ 12,598,244	$ 54,051	$ —	797,862
Emerging Markets Advancement Fund, Class I	16,991,994	2,669,462	—	—	1,253,730	20,915,186	951,278	—	1,988,136
Emerging Markets Equity Fund, Class R6	12,789,649	940,440	(2,833,319)	(801,896)	2,649,828	12,744,702	132,054	—	780,925
Equity Fund, Class R6	14,695,851	1,585,559	(182,618)	(17,267)	2,591,717	18,673,242	46,210	463,349	217,611
Floating-Rate Advantage Fund, Class R6	4,244,335	276,716	(195,128)	(23,276)	150,099	4,452,746	277,558	—	503,135
Focused Value Fund, Class R6	—	19,528,774	—	—	553,972	20,082,746	22,165	—	1,949,781
High Yield Bond Fund, Class R6	9,602,819	383,329	(1,609,988)	(125,834)	531,428	8,781,754	384,533	—	376,415
International Equity Fund, Class R6	22,270,204	1,368,305	(6,027,614)	(645,119)	7,188,450	24,154,226	308,645	362,775	1,018,736
International Opportunities Fund, Class R6	18,471,177	897,586	(4,423,741)	(1,024,514)	5,428,444	19,348,952	172,826	—	1,182,699
International Responsible Index Fund, Class R6	17,038,891	1,163,230	(60,873)	(7,366)	5,224,947	23,358,829	406,876	—	839,943
Liquidity Fund, Institutional Class(1)	20,645,053	16,385,299	(27,284,232)	—	—	9,746,120	536,234	—	9,746,120
Mid-Cap Fund, Class I	5,072,974	236,041	(1,326,903)	(226,149)	1,133,465	4,889,428	13,038	—	117,393
Small-Cap Fund, Class R6	10,878,529	522,213	(265,748)	(35,048)	1,944,682	13,044,628	35,414	151,999	400,388

Calvert
Growth Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares, end of period
Ultra-Short Duration Income Fund, Class R6	$ —	$6,320,293	$ —	$ —	$ —	$ 6,320,293	$ 1,709	$ —	647,571
US Large-Cap Core Responsible Index Fund, Class R6	35,255,100	10,826,675	—	—	9,115,708	55,197,483	497,951	—	1,420,054
US Large-Cap Growth Responsible Index Fund, Class I	15,020,196	1,310,143	(16,412,984)	5,126,915	(5,044,270)	—	—	—	—
US Large-Cap Growth Responsible Index Fund, Class R6	—	17,073,768	(2,274,690)	439,570	4,349,413	19,588,061	112,929	—	392,546
US Large-Cap Value Responsible Index Fund, Class I	44,611,521	—	(49,152,631)	7,682,378	(3,141,268)	—	—	—	—
US Large-Cap Value Responsible Index Fund, Class R6	—	39,325,267	(7,698,263)	55,952	736,545	32,419,501	848,912	—	1,150,852
US Mid-Cap Core Responsible Index Fund, Class I	11,462,431	195,128	(12,298,594)	(1,481)	642,516	—	—	—	—
US Mid-Cap Core Responsible Index Fund, Class R6	—	12,658,216	(3,380,442)	280,509	1,103,224	10,661,507	146,567	—	298,977
Total				$ 10,677,374	$36,277,347	$316,977,648	$4,948,950	$978,123

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Growth Allocation Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$307,231,528	$ —	$ —	$307,231,528
U.S. Treasury Obligations	—	5,503,810	—	5,503,810
Short-Term Investments	9,746,120	—	—	9,746,120
Total Investments	$316,977,648	$5,503,810	$ —	$322,481,458
Futures Contracts	$1,248	$ —	$ —	$1,248
Total	$316,978,896	$5,503,810	$ —	$322,482,706
Liability Description
Futures Contracts	$(128,141)	$ —	$ —	$(128,141)
Total	$(128,141)	$ —	$ —	$(128,141)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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